Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 36,384,068	$ 29,807,791
INVIU S.A.U. [Member]
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	33,472	27,877
Guarantees linked to surety bonds	4,530	11,195
Tarjeta Naranja S.A. [member]
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	99,254	1,469
Guarantees linked to rental contracts	8,646	10,681
Galicia Asset Management S.A.U. [member]
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	52,591	20,985
Galicia Securities S.A.U. [member]
Disclosure of restricted assets [line items]
For transactions in the market	220,009	72,475
Liquid offsetting entry required to operate as CNV agents	18,506	17,011
Guarantees linked to surety bonds	$ 20,217	$ 1,704